Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	As of June 30,
	2026	2025
Right of use assets	$453,445	$643,933

Operating lease liabilities, current	$299,205	$321,388
Operating lease liabilities, non-current	126,446	315,095
Total operating lease liabilities	$425,651	$636,483

Other information about the Company’s leases is as follows:

	For the Years Ended June 30,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows used in operating leases	$415,665	$421,725	$167,049
Cash paid for short-term lease expense	8,425	42,665	-
Supplemental lease cash flow disclosure
Operating lease right of use assets obtained in exchange for operating lease liabilities	$196,672	$666,058	$656,562

Weighted average remaining lease term (years)	1.65	2.12	3.14
Weighted average discount rate	3.92%	3.97%	4.75%

Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of June 30, 2026 is as follows:

Operating
For the Year Ended June 30,	leases
2027	$311,327
2028	127,722
2029	—
2030	—
2031	—
Thereafter	—
Total lease payments	439,049
Less: Imputed interest	(13,398)
Present value of lease liabilities	425,651
Less: Operating lease liabilities, current	299,205
Operating lease liabilities, non current	$126,446